CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss)/income		¥ 2,574	$ 369	¥ (6,769)	¥ (62,668)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation of property and equipment		931	133	1,309	5,301
Amortization of intangible assets		4,225	604	4,648	6,223
Lease expense to reduce right-of-use assets		5,113	731	5,910	8,029
Deferred tax (benefits)/expenses		(1,052)	(150)	6	(1,889)
Credit losses for accounts receivable		3,320	475	1,362	636
Share of loss from equity method investment					450
Disposal loss of long-term investment					10,754
Impairment of long-term investments		0		0	8,505
Credit losses for loans receivable					6,660
Loss/ (gain) on disposal of property and equipment		729	104	3	(8,129)
Unrealized fair value change from short-term investment		(90)	(13)
Share-based compensation expenses		3,684	527	4,225	11,574
Changes in operating assets and liabilities:
Accounts and notes receivable		4,256	609	(17,821)	(5,855)
Prepayments and other current assets		704	101	5,962	6,076
Amounts due from related parties					255
Other non-current assets		232	33	(1,048)	(3,181)
Accounts payable		6,713	960	11,618	2,904
Deferred revenue and customer deposits		31,539	4,510	5,593	(871)
Tax payable		770	110	55	3
Accrued liabilities and other current liabilities		6,616	946	(739)	(858)
Operating lease liabilities		(5,262)	(752)	(5,777)	1,860
Other non-current liabilities		(117)	(17)	4	(3,686)
Net cash (used in)/provided by operating activities		64,885	9,280	8,541	(17,907)
Cash flows from investing activities:
Purchase of short-term investments		(185,000)	(26,455)	(197,000)	(30,000)
Proceeds from maturities of short-term investments		180,000	25,740	197,000	30,000
Payment for acquisitions, net of cash acquired		(2,150)	(307)	(450)
Proceeds from disposal of long-term investments					10,279
Investment in loans granted to investees					(1,000)
Purchase of property and equipment		(252)	(36)	(4,506)	(306)
Proceeds from disposal of property and equipment		368	53	55	16,371
Purchase of intangible assets		(423)	(60)	(474)	(218)
Net cash provided by/ (used in) investing activities		(7,457)	(1,065)	(5,375)	25,126
Cash flows from financing activities:
Proceeds from short-term bank loans				3,000
Repayment of short-term bank loans		(3,000)	(429)		(5,000)
Repurchase of common shares		(7,602)	(1,087)	(2,588)	(3,709)
Proceeds from ATM offering		1,502	215
Prepayment for stock issuance cost		(1,845)	(264)
Proceeds from exercise of share options		2,898	414	813	58
Net cash (used in)/ provided by financing activities		(8,047)	(1,151)	1,225	(8,651)
Effect of exchange rate on cash and cash equivalents and restricted cash		(589)	(86)	149	179
Net (decrease)/increase in cash and cash equivalents and restricted cash		48,792	6,978	4,540	(1,253)
Cash, cash equivalents and restricted cash at the beginning of year		119,547	17,094	115,007	116,260
Cash, cash equivalents and restricted cash at the end of year		168,339	24,072	119,547	115,007
Cash and cash equivalents at the end of the year		167,955	24,017	119,171	114,521
Restricted cash at the end of the year		384	55	376	486
Supplemental disclosures of cash flow information:
Income tax paid	[1]	273	39	131	18
Interest expense paid		40	6	109	212
Non-cash investing and financing activities:
Acquisition of long-term investments					¥ 450
Unpaid offering expenses		1,406	201
Unpaid cash for repurchase of common shares		¥ 1,608	$ 230	¥ 1,681

[1]	For the year ended December 31, 2025, income taxes paid amounted to RMB 269 (US$38) in Chinese mainland, and RMB 4 (US$1) in jurisdictions outside Chinese mainland.